Taxation - Reconciliation between statutory tax and income tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
(Loss)/Income before income tax provision	$ 508,303	$ 6,136,698
Tax rate	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ 127,076	$ 1,534,174
Additional deductible of R&D expense		(44,936)
Effect of tax exempt entity	411,016	252,066
Effect of previous year tax filing	1,306
Effect of non-tax deductible expenses	12,269	2,701
Income tax expense	$ 551,667	$ 1,744,005